CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY $ in Thousands	USD ($) shares	Share capital USD ($) shares	Contributed surplus USD ($)	Accumulated other comprehensive loss USD ($)	Deficit USD ($)
Balance at beginning of period (in shares) at Dec. 31, 2022 | shares		32,913,955
Balance at beginning of period at Dec. 31, 2022	$ 192,211	$ 268,194	$ 8,458	$ (9,571)	$ (74,870)
Exercise of stock options (in shares) | shares	641,396	641,396
Exercise of stock options (Note 12 and 13)	$ 1,644	$ 2,887	(1,243)
Share-based compensation (Note 13)	6,049		6,049
Share issuance under employee share purchase plan (in shares) | shares		16,685
Share issuance under employee share purchase plan (Note 12 and 13)	524	$ 614	(90)
Release of restricted share units (in shares) | shares		24,359
Release of restricted share units (Note 12 and 13)	0	$ 865	(865)
Issuance of common shares in escrow related to business combination (in shares) | shares		50,550
Release of shares in escrow related to business combination (Note 12)	1,625	$ 1,625
Shares repurchased for cancellation (in shares) | shares		(3,341,789)
Shares repurchased for cancellation (Note 12)	(159,448)	$ (26,689)			(132,759)
Excess tax benefit on stock compensation	1,651		1,651
Comprehensive income (loss)	6,465			3,625	2,840
Balance at end of period (in shares) at Dec. 31, 2023 | shares		30,305,156
Balance at end of period at Dec. 31, 2023	$ 50,721	$ 247,496	13,960	(5,946)	(204,789)
Exercise of stock options (in shares) | shares	144,142	144,142
Exercise of stock options (Note 12 and 13)	$ 3,084	$ 4,610	(1,526)
Share-based compensation (Note 13)	7,330		7,330
Share issuance under employee share purchase plan (in shares) | shares		14,426
Share issuance under employee share purchase plan (Note 12 and 13)	522	$ 613	(91)
Release of restricted share units (in shares) | shares		65,997
Release of restricted share units (Note 12 and 13)	0	$ 2,457	(2,457)
Issuance of common shares in escrow related to business combination (in shares) | shares		8,728
Release of shares in escrow related to business combination (Note 12)	0	$ 330	(330)
Shares repurchased for cancellation (in shares) | shares		(282,494)
Shares repurchased for cancellation (Note 12)	(11,118)	$ (2,211)			(8,907)
Share repurchase commitment under the automatic share purchase plan (Note 12)	(18,408)				(18,408)
Excess tax benefit on stock compensation	2,223		2,223
Comprehensive income (loss)	23,407			(3,329)	26,736
Balance at end of period (in shares) at Dec. 31, 2024 | shares		30,255,955
Balance at end of period at Dec. 31, 2024	$ 57,761	$ 253,295	$ 19,109	$ (9,275)	$ (205,368)